UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                               Washington DC 20549

                                    FORM 13F
                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/2009
Check here if Amendment [ ]; Amendment Number:
      This Amendment: [ ] is a restatement.
                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:       JS Asset Management, LLC
Address:    One Tower Bridge
            100 Front St, Suite 501
            West Conshohocken, PA 19428

Form 13F File Number: 28-12350

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it that all information contained herein is true, correct and complete and that it is understood that all required items, statements schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:       Brian McCafferty
Title:      Head Trader
Phone:      610-234-2209

Signature                     City      State              and Date of Signing:

Brian McCafferty              West Conshohocken PA              05/13/2009
----------------              --------------------              ----------
Signature                     City      State                      Date

Report Type:
[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         1
                                        --------
Form 13F Information Table Entry Total:
                                        --------
Form 13F Information Table Value Total: $ 44,753
                                        --------

List of Other Included Managers: Russell Investment Group File# 28-01190

                                            TITLE OF                                 INVESTMETN DISCRETION OTHER   VOTING AUTHORITY
ISSUER NAME                                   CLASS       CUSIP     MKT VAL   SHARES  SOLE(A)      SHARED  MNGRS   SOLE  SHARED NONE
AU Optronics Corp. ADR                     Common Stock 002255107     118299   14100    Sole         0       0     14100          0
Alcatel ADR                                Common Stock 013904305 1530177.36  822676    Sole         0       0    822676          0
Alliance Semiconductor Inc.                Common Stock 01877h100   16723.07   90395    Sole         0       0     90395          0
Arrow Electronics Inc.                     Common Stock 042735100     975872   51200    Sole         0       0     51200          0
Avnet Inc.                                 Common Stock 053807103     943789   53900    Sole         0       0     53900          0
Bank of America Corp.                      Common Stock 060505104 2388473.12  350216    Sole         0       0    350216          0
BlackRock High Income                      Common Stock 09250E107    6435.09    5067    Sole         0       0      5067          0
Blackrock Glbl Floating Rate Income Trust  Common Stock 091941104      71058    7800    Sole         0       0      7800          0
CIT Group                                  Common Stock 125581108      67830   23800    Sole         0       0     23800          0
Capital One Financial Corp                 Common Stock 14040H105    1183608   96700    Sole         0       0     96700          0
Cavalier Homes Inc                         Common Stock 149507105      69285   44700    Sole         0       0     44700          0
Centex Corp                                Common Stock 152312104    2311500  308200    Sole         0       0    308200          0
Champion Enterprises Inc                   Common Stock 158496109       6720   14000    Sole         0       0     14000          0
Chesapeake Energy Corp.                    Common Stock 165167107    2135912  125200    Sole         0       0    125200          0
Conseco Inc.                               Common Stock 208464883      21988   23900    Sole         0       0     23900          0
Cooper Tire & Rubber Co.                   Common Stock 216831107      55348   13700    Sole         0       0     13700          0
DR Horton Inc                              Common Stock 23331a109    1836210  189300    Sole         0       0    189300          0
Dell Inc.                                  Common Stock 24702r101    1833432  193400    Sole         0       0    193400          0
Genworth Financial Inc.                    Common Stock 37247d106    1198691  630890    Sole         0       0    630890          0
Hartford Financial Services Group          Common Stock 416515104      58090    7400    Sole         0       0      7400          0
Hovnanian Enterprises                      Common Stock 442487203      51948   33300    Sole         0       0     33300          0
Hudson Highland Group Inc.                 Common Stock 443792106     104562   94200    Sole         0       0     94200          0
IShares DJ Home Contruction                Common Stock 464288752     310270   35500    Sole         0       0     35500          0
JC Penney Company Inc.                     Common Stock 708160106    1455075   72500    Sole         0       0     72500          0
JP Morgan Chase and Co.                    Common Stock 46625h100    1687830   63500    Sole         0       0     63500          0
KeyCorp                                    Common Stock 493267108     173140   22000    Sole         0       0     22000          0
Lam Research Corp                          Common Stock 512807108    2195028   96400    Sole         0       0     96400          0
Lear Corp.                                 Common Stock 521865105      28500   38000    Sole         0       0     38000          0
Libbey Inc.                                Common Stock 529898108      68908   74900    Sole         0       0     74900          0
Magna International Inc                    Common Stock 559222401     529650   19800    Sole         0       0     19800          0
Metlife Inc.                               Common Stock 59156r108    1889910   83000    Sole         0       0     83000          0
Mirant Corp                                Common Stock 60467R100   785733.6   68924    Sole         0       0     68924          0
Morgan Stanley                             Common Stock 617446448    1933173   84900    Sole         0       0     84900          0
Motorola Inc                               Common Stock 620076109    1537182  363400    Sole         0       0    363400          0
Nabors Industries Ltd                      Common Stock G6359F103     842157   84300    Sole         0       0     84300          0
Navistar International                     Common Stock 63934e108 2437360.24   72844    Sole         0       0     72844          0
Nortel Networks Corp.                      Common Stock 656568508      11567   53800    Sole         0       0     53800          0
Novellus Systems Inc                       Common Stock 670008101     457325   27500    Sole         0       0     27500          0
Office Depot Inc                           Common Stock 676220106      85150   65000    Sole         0       0     65000          0
Omnicare Inc                               Common Stock 681904108     213063    8700    Sole         0       0      8700          0
PIMCO Floating Rate Strategy Fund          Common Stock 72201J104      74720   16000    Sole         0       0     16000          0
Peabody Energy Corp                        Common Stock 704549104     215344    8600    Sole         0       0      8600          0
Pioneer Floating Rate Trust                Common Stock 72369J102      67252    9200    Sole         0       0      9200          0
Pulte Homes                                Common Stock 745867101    2298579  210300    Sole         0       0    210300          0
RRI Energy Inc                             Common Stock 74971X107 2307419.51  723329    Sole         0       0    723329          0
Range Resources Corp                       Common Stock 75281A109     119364    2900    Sole         0       0      2900          0
Redwood Trust Inc                          Common Stock 758075402      76750    5000    Sole         0       0      5000          0
Ryland Group Inc.                          Common Stock 783764103      89964    5400    Sole         0       0      5400          0
Sprint Nextel Corp.                        Common Stock 852061100    1479408  414400    Sole         0       0    414400          0
Torchmark Corp                             Common Stock 891027104    1141005   43500    Sole         0       0     43500          0
Tyson Foods Inc.                           Common Stock 902494103    1454511  154900    Sole         0       0    154900          0
Wells Fargo & Co.                          Common Stock 949746101  239217.76   16799    Sole         0       0     16799          0
XTO Energy Inc                             Common Stock 98385X106    1335032   43600    Sole         0       0     43600          0
iShares Russell 1000 Value Index Fd.       Common Stock 464287598     228200    5600    Sole         0       0      5600          0